                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -------------

Check here if Amendment [  ]; Amendment Number:  ________
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crossroads Investment Company, L.P.
          -----------------------------------
Address:  1717 Main Street
          -----------------------------------
          Suite 2500
          -----------------------------------
          Dallas, TX  75201
          -----------------------------------

Form 13F File Number:  28-06055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brad K. Heppner
         -----------------------
Title:   Chief Executive Officer
         -----------------------
Phone:   (214) 698-2777
         -----------------------

Signature, Place, and Date of Signing:

    /s/ Brad K. Heppner               Dallas, TX               July 25, 2001
  -----------------------       ---------------------      --------------------
        [Signature]                  [City, Place]                [Date]

Report Type (Check only one.):

[X] 13F holdings report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F combination report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                  Page 1 of 4
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                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                         ---------

Form 13F Information Table Entry Total:        29
                                         ---------

Form 13F Information Table Value Total:   $88,000
                                         ---------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CUSIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 724 Solutions, Inc.      Common      81788Q100      190         25,694 SH              Sole         None        25,694    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 ADC Telecommunications   Common      000886101    2,701        409,198 SH              Sole         None       409,198    0     0
 Inc.                     Stock
------------------------------------------------------------------------------------------------------------------------------------
 Agile Software Corp.     Common      00846X105    1,941        114,199 SH              Sole         None       114,199    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Akamai Technologies,     Common      00971T101      591         64,448 SH              Sole         None        64,448    0     0
 Inc.                     Stock
------------------------------------------------------------------------------------------------------------------------------------
 Allos Therapeutics,      Common      019777101       50         10,898 SH              Sole         None        10,898    0     0
 Inc.                     Stock
------------------------------------------------------------------------------------------------------------------------------------
 Amylin Pharmaceuticals,  Common      032346108      404         35,937 SH              Sole         None        35,937    0     0
 Inc.                     Stock
------------------------------------------------------------------------------------------------------------------------------------
 Ariba, Inc.              Common      04033V104      132         24,018 SH              Sole         None        24,018    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Clear Channel            Common      184502102   42,105        671,531 SH              Sole         None       671,531    0     0
 Communications           Stock
------------------------------------------------------------------------------------------------------------------------------------
 Cisco Systems, Inc.      Common      17275R102    7,389        405,968 SH              Sole         None       405,968    0     0
                          Stock
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 Corvis Corp.             Common      221009103      377         85,775 SH              Sole         None        85,775    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Deltagen, Inc.           Common      24783R103    5,774        643,009 SH              Sole         None       643,009    0     0
                          Stock
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 eBenX, Inc.              Common      278668108       57         17,318 SH              Sole         None        17,318    0     0
                          Stock
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 Edison Schools, Inc.     Common      281033100      622         27,225 SH              Sole         None        27,225    0     0
                          Stock
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 GenVec, Inc.             Common      37246C109      259         89,100 SH              Sole         None        89,100    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 iManage, Inc.            Common      45245Y105       52         14,284 SH              Sole         None        14,284    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 MetaSolv, Inc.           Common      59139P104      276         34,780 SH              Sole         None        34,780    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 New Focus, Inc.          Common      644383101    1,136        137,652 SH              Sole         None       137,652    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Nortel Networks Corp.    Common      656568102      352         39,035 SH              Sole         None        39,035    0     0
                          Stock
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 Nuance Communications    Common      669967101      722         40,051 SH              Sole         None        40,051    0     0
 Inc.                     Stock
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 Occupational Health &    Common      674617105       86         21,475 SH              Sole         None        21,475    0     0
 Rehabilitation           Stock
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

                                  Page 3 of 4
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

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CUSIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 ONI Systems Corp.        Common      68273F103    2,341         83,899 SH              Sole         None        83,899    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Openwave Systems, Inc.   Common      683718100    2,939         84,692 SH              Sole         None        84,692    0     0
                          Stock
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 RealNetworks, Inc.       Common      75605L104    1,219        103,747 SH              Sole         None       103,747    0     0
                          Stock
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 Silicon Laboratories     Common      826919102      523         23,661 SH              Sole         None        23,661    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Sonus Networks, Inc.     Common      835916107   11,461        490,622 SH              Sole         None       490,622    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------
 Sycamore Networks, Inc.  Common      871206108    2,274        244,027 SH              Sole         None       244,027    0     0
                          Stock
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 Turnstone Systems, Inc.  Common      900423104      380         54,321 SH              Sole         None        54,321    0     0
                          Stock
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 Vignette Corporation     Common      926734104    1,466        165,281 SH              Sole         None       165,281    0     0
                          Stock
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 Witness Systems, Inc.    Common      977424100      181         16,492 SH              Sole         None        16,492    0     0
                          Stock
------------------------------------------------------------------------------------------------------------------------------------

                                  Page 4 of 4